Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	MASSMUTUAL PREMIER FUNDS
Central Index Key	0000927972
Amendment Flag	false
Document Creation Date	Jul. 01, 2019
Document Effective Date	Jul. 01, 2019
Prospectus Date	Feb. 01, 2019
dei_EntityInvCompanyType	N-1A